Investment in equity securities at fair value - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Schedule of listed equity securities
Listed equity securities	$ 14,307	¥ 101,306	¥ 107,362
Listed fund investments
Schedule of listed equity securities
Listed equity securities	8,566	60,653	58,092
Cordlife Group Limited | Listed equity securities
Schedule of listed equity securities
Listed equity securities	$ 5,741	¥ 40,653	¥ 49,270